Acquisitions/Real Estate Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Purchase Price Allocations Acquired Assets and Liabilities

The initial recording of the assets is summarized as follows:

		Preliminary Allocations recorded
Period of Acquisition	Number of Acquisitions	Real Estate Assets	Intangible Assets	Intangible Liabilities
Nine Months ended September 30, 2015	26	$503,442	$65,910	$8,959
Year ended December 31, 2014	11	$115,926	$29,001	$2,396

The aggregate changes from the preliminary purchase price allocations to the finalized purchase price allocations, in accordance with ASU 2015-16, which the Company adopted in the third quarter of 2015, are shown in the table below:

		Preliminary Allocations recorded			Finalized Allocations recorded
Period Purchase Price Allocation Finalized	Number of Acquisitions	Real Estate Assets	Intangible Assets	Intangible Liabilities	Real Estate Assets	Intangible Assets	Intangible Liabilities	Increase (Decrease) to Rental Revenue	Increase (Decrease) to Depreciation and Amortization Expense
Nine Months ended September 30, 2015 (1)	42	$616,373	$149,308	$26,765	$639,330	$116,181	$16,595	$(147)	$2,471
Year ended December 31, 2014	22	$248,977	$27,550	$2,236	$237,499	$40,792	$4,000	$(2,819)	$258

Schedule of Business Acquisitions, by Acquisition

During the nine months ended September 30, 2015, the Company’s property acquisitions are summarized as follows:

Property Type	Number of Properties	Square Feet	Purchase Price
Industrial (1)	25	5,010,922	$406,234
Office/banking center (1)	9	1,293,601	269,010
Specialty industrial	1	24,700	6,400
Specialty retail	10	1,330,544	300,500
Data center	2	227,953	67,948
Total	47	7,887,720	$1,050,092

(1)

The Company assumed mortgages on 17 of its property acquisitions in 2015. The unpaid principal value of the mortgages assumed at acquisition was $153,877. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

During the year ended December 31, 2014, the Company’s property acquisitions are summarized as follows:

Property Type	Number of Properties	Square Feet	Purchase Price
Industrial (1)	24	5,297,891	$302,349
Office/banking center (2)	72	3,669,168	494,620
Specialty industrial	4	32,469	37,300
Specialty retail	-	-	-
Data center	-	-	-
Total	100	8,999,528	$834,269

(1)

The Company assumed mortgages on four of its property acquisitions in 2014. The unpaid principal value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

(2)

Includes the 67 properties that comprise the Bank of America Portfolio, which the Company acquired through its acquisition of the remaining 50% equity interest of the Bank of America Portfolio joint venture on June 9, 2014. Prior to the acquisition, the Company accounted for its prior 50% equity interest in the Bank of America Portfolio as a joint venture.

During the year ended December 31, 2014, the Company’s property acquisitions are summarized as follows:

					Weighted-
					average
	Number of	Number of	Square	Purchase	Remaining
Property Type	Properties	Buildings	Feet	Price	Lease Term (1)
Industrial (2)	24	25	5,297,891	$ 302,349	7.64
Office/banking center (3)	72	73	3,669,168	494,620	8.59
Specialty asset	4	5	32,469	37,300	7.38
Total	100	103	8,999,528	$ 834,269	8.03
(1)	Weighted-average lease term is based upon the remaining non-cancelable lease term as of December 31, 2014. The weighted-average calculation is based upon total rentable square footage.
(2)

The Company assumed mortgages on four of its acquisitions of industrial properties in 2014. The gross value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

(3)

Includes the 67 properties that comprise the Bank of America Portfolio, which the Company acquired through its acquisition of the remaining 50% equity interest of the Bank of America Portfolio joint venture on June 9, 2014. Prior to the acquisition, the Company accounted for its prior 50% equity interest in the Bank of America Portfolio as a joint venture.

During the year ended December 31, 2013, the Company’s property acquisitions are summarized as follows:

					Weighted-
					average
	Number of	Number of	Square	Purchase	Remaining
Property Type	Properties	Buildings	Feet	Price	Lease Term (1)
Industrial (2), (3)	23	25	3,683,184	$ 261,416	11.14
Office/banking center	3	3	48,709	7,120	8.45
Specialty asset (3)	3	7	255,738	72,250	13.87
Total	29	35	3,987,631	$ 340,786	11.28
(1)	Weighted-average lease term is based upon the remaining non-cancelable lease term as of December 31, 2013. The weighted-average calculation is based upon total rentable square footage.
(2)

Industrial properties includes a build-to-suit property located in Hialeah Gardens, Florida, which represents a commitment to construct an approximately 118,000 square foot cold storage facility which will be 100% leased for an initial term of 25 years when completed. Rent for the facility commenced on June 1, 2014 and it was placed in service during June 2014. The Company acquired the land for the property with a $4,990 zero-coupon mortgage note payable to the seller. The construction has been fully funded as of December 31, 2014.

(3)

The Company assumed mortgages on two of its acquisitions of industrial properties in 2013. The gross value of the mortgages assumed at acquisition was $48,899. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

Business Acquisition, Pro Forma Information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014 (1)	2015	2014 (2)
Pro forma revenues	$64,909	$40,467	$187,947	$182,203
Pro forma net income (loss) available to common stockholders (1)	$(340)	$(5,502)	$6,860	$12,424
Pro forma earnings (loss) per common share-basic	$(0.01)	$(0.19)	$0.13	$0.52
Pro forma earnings (loss) per common share-diluted	$(0.01)	$(0.19)	$0.12	$0.51
Pro forma common shares-basic	57,204,016	29,481,537	54,124,665	23,841,807
Pro forma common share-diluted	57,204,016	29,481,537	55,035,187	24,296,691

(1)	Net income for each period has been adjusted for acquisition costs related to the property acquisitions during the period.
(2)

The Company adjusted its pro forma net income for the nine months ended September 30, 2014 for the $72,345 gain on remeasurement of a previously held joint venture that was recorded in the second quarter of 2014 because it was directly related to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture.

	2014 (1)	2013	2012
Pro forma revenues	$165,340	$171,655	$163,943
Pro forma net income (loss) available to common stockholders	$(3,153)	$396,940	$(156,924)
Pro forma income (loss) per common share-basic	$(0.03)	$6.38	$(3.02)
Pro forma income (loss) per common share-diluted	$(0.03)	$6.17	$(3.02)
Pro forma common shares-basic	103,850,324	62,179,631	51,976,462
Pro forma common share-diluted	103,850,324	64,299,008	51,976,462

 (1) The Company adjusted its pro forma net income for the year ended December 31, 2014 for the $72,345 gain on remeasurement of a previously held joint venture that was recorded in the second quarter of 2014 because it was directly related to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture.

Bank of America Portfolio [Member]
Schedule of Purchase Price Allocations Acquired Assets and Liabilities

The final allocation of the purchase price is as follows:

June 9, 2014
Assets acquired:
Real estate assets	$486,976
Cash	4,108
Accounts receivable	9,999
Intangible assets	111,193
Other assets	3,777
Total assets acquired	616,053
Liabilities assumed:
Accrued expenses	1,614
Deferred revenue	5,012
Intangible liabilities	202,783
Other liabilities	7,000
Total liabilities assumed	216,409
Total consideration paid	$399,644

The following table shows the preliminary purchase price allocation:

June 9, 2014
Assets acquired:
Real estate assets	$363,380
Cash	4,108
Accounts receivable	9,999
Intangible assets	75,847
Other assets	3,777
Total assets acquired	457,111
Liabilities assumed:
Accrued expenses	1,614
Deferred Revenue	5,012
Intangible liabilities	43,841
Other liabilities	7,000
Total liabilities assumed	57,467
Total consideration paid	$399,644